Exceed Structured Enhanced Index Strategy Fund
Exceed Structured Enhanced Index Strategy Fund
Fees and Expenses
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Exceed Structured Enhanced Index Strategy Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase, if applicable)	1.00%	1.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none